Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 7 - Other Current Liabilities

	December 31
	2013	2012
Accrued payroll and related benefits	1,134	1,177
Provision for vacation and other employee benefits	1,973	1,642
Net written put option (Note 1A)	554	497
Accrued expenses	812	859
Employees' severance benefits (Note 9D)	115	-
Provision for contingent liabilities (Note 10D)	202	-
Other liabilities	521	244

	5,311	4,419